SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:-  SHAREHOLDERS' EQUITY

a.         Company's shares:

As of December 31, 2015, the Company's authorized share capital consists of NIS 20,000,000 divided into 200,000,000 Ordinary Shares, par value NIS 0.1 per share. Ordinary Shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

b.         Treasury stock:

In August 2015 the Company's Board of Directors authorized the repurchase of up to an aggregate of $ 15 million of the Company's Ordinary shares in the open market, subject to normal trading restrictions. During 2015 the Company purchased 25,000 of its Ordinary shares for a total consideration of $ 166,000. Total consideration for the purchase of these Ordinary shares was recorded as Treasury stock, at cost, as part of shareholders' equity.

c.         Stock option plan:

A summary of the Company's stock option activity, pertaining to its option plans for employees and related information is as follows:

	Year ended December 31,
	2015		2014		2013
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	2,531,381	$11.99	2,875,003	$12.02	2,709,910	$11.03
Granted	704,348	$6.73	572,533	$11.93	749,255	$11.74
Forfeited	(320,496)	$15.13	(562,787)	$17.02	(254,290)	$11.64
Exercised	(103,267)	$1.28	(353,368)	$4.18	(329,872)	$2.83

Outstanding at end of year	2,811,966	$10.70	2,531,381	$11.99	2,875,003	$12.02

Exercisable at end of year	1,646,204	$11.99	1,440,143	$11.75	1,364,620	$10.38

Vested and expected to vest	2,197,848	$11.16	1,950,116	$11.97	2,117,348	$11.65

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year 2015 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2015. This amount may change based on the fair market value of the Company's stock. The total intrinsic value of options outstanding at December 31, 2015, was $ 1,580. The total intrinsic value of exercisable options at December 31, 2015 was approximately $ 1,170. The total intrinsic value of options vested and expected to vest at December 31, 2015 was approximately $ 1,363.

The total intrinsic value of options exercised during the year ended December 31, 2015 was approximately $ 469. The number of options vested during the year ended December 31, 2015 was 300,466. The weighted-average remaining contractual life of the outstanding options as of December 31, 2015 is 6.26 years. The weighted-average remaining contractual life of exercisable options as of December 31, 2015 is 5.66 years.

The options outstanding as of December 31, 2015, have been classified by exercise price, as follows:

Exercise price	Shares upon exercise of options outstanding as of December 31, 2015	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2015
		Years

$23.31-27.58	161,176	5.56	143,345
$15.20-17.07	404,229	5.57	373,760
$10.16-14.68	997,927	7.47	578,824
$5.25-9.25	892,063	5.89	237,348
$0.03-4.95	356,571	4.92	312,927

	2,811,966		1,646,204

The following provides a summary of the restricted stock unit activity for the Company for the two years ended December 31, 2015:

	Year ended December 31,
	2015		2014
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	445,264	$12.43	14,208	$13.57
Granted	158,551	$8.52	561,873	$12.96
Vested	(159,912)	$11.22	(89,437)	$14.68
Forfeited	(84,499)	$12.57	(41,380)	$15.13

Unvested at end of year	359,404	$10.95	445,264	$12.43

As of December 31, 2015, $ 5,339 and $ 3,312 unrecognized compensation cost related to stock options and RSUs respectively is expected to be recognized over a weighted average vesting period of 2.13 years.

As of December 31, 2015, the Company holds outstanding options under the 2006 option plan. The outstanding options and RSUs are exercisable to 2,811,966 and 359,404 Ordinary shares respectively.

Under the terms of the above option plan, options may be granted to employees, officers, directors and various service providers of the Company and its subsidiaries. The options generally become exercisable quarterly over a four-year period, commencing one year after date of the grant, subject to the continued employment of the employee. The options generally expire no later than ten years from the date of the grant. The exercise price of the options at the date of grant under the plans may not be less than the nominal value of the shares into which such options are exercised, any options, which are forfeited or cancelled before expiration, become available for future grants. As of December 31, 2015, 319,507 Ordinary shares are available for future issuance under the option plans.

In 2015 and 2014 the Company granted 1,732 and 8,333 options respectively to employees with an exercise price of $ 0.03, which was lower than the trading price of the Company's Ordinary Shares quoted on the NASDAQ Global Select Market on the date of the grants.

In addition to granting stock options, the Company granted 158,551 and 561,873 RSUs in 2015 and 2014 respectively under the 2006 option plan. RSUs vest over a four year period subject to the continued employment of the employee. RSUs that are cancelled or forfeited become available for future grants.